Interest and Other Finance Expenses	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Interest and Other Finance Expenses
Interest and Other Finance Expenses
Total interest and other finance expenses incurred during the years ended December 31, 2016, 2015 and 2014 are as follows:

(in US$ millions)	2016	2015	2014
Gross debt interest and finance expense	28.6	18.2	28.6
Of which capitalized as borrowing cost	(0.5)	(3.1)	(2.2)
Total interest and finance expenses	28.1	15.1	26.4

For the years ending December 31, 2016, 2015 and 2014, related party interest expense with VTTI was $6.3 million, $4.4 million and $13.5 million respectively.